Interest and similar income and expenses and income of financial assets and liabilities at fair value through profit or loss - Schedule of Interest and Similar Expense (Details) - BRL (R$)
R$ in Millions
	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of financial assets [line items]
Total	R$ (219,338)	R$ (167,278)	R$ (158,250)
Deposits
Disclosure of financial assets [line items]
Total	(99,322)	(68,489)	(71,508)
Securities sold under repurchase agreements
Disclosure of financial assets [line items]
Total	(57,127)	(36,262)	(41,624)
Interbank market funds
Disclosure of financial assets [line items]
Total	(48,158)	(51,600)	(34,543)
Institutional market funds
Disclosure of financial assets [line items]
Total	(13,170)	(10,581)	(10,239)
Other
Disclosure of financial assets [line items]
Total	R$ (1,561)	R$ (346)	R$ (336)